Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	QHSLab, Inc.
Entity Central Index Key	0000856984
Entity Tax Identification Number	30-1104301
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	901 Northpoint Parkway
Entity Address, Address Line Two	Suite 302
Entity Address, Address Line Three	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33407
City Area Code	(929)
Local Phone Number	379-6503
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false